SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	54.00%	51.00%	48.00%
Risk-free interest rate	4.21%	3.40%	1.50%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	56.00%	53.00%	50.00%
Risk-free interest rate	4.56%	4.40%	3.50%
Warrants And Pre Funded Warrants Liability [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%
Warrants And Pre Funded Warrants Liability [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	81.76%
Risk-free interest rate	4.17%
Warrants And Pre Funded Warrants Liability [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	87.43%
Risk-free interest rate	4.36%